Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of segment reporting information by segment

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Net Revenues (1)	7,108,238,352	5,530,404,557	4,270,825,456
Less: Cost of revenues
Revenue sharing fees and content costs	(5,245,923,556)	(3,878,385,035)	(3,363,122,749)
Other costs (2)	(872,204,744)	(967,986,229)	(583,870,225)
Total cost of revenues	(6,118,128,300)	(4,846,371,264)	(3,946,992,974)
Gross profit	990,110,052	684,033,293	323,832,482
Operating (expense) income
Sales and marketing expenses	(639,870,865)	(351,726,623)	(311,140,438)
General and administrative expenses	(288,241,624)	(237,755,845)	(204,428,800)
Research and development expenses	(383,091,118)	(276,935,538)	(181,676,080)
Other operating income (expense), net	122,213,830	32,314,541	(200,174,118)
Impairment of goodwill	—	(13,966,789)	—
Total operating expenses	(1,188,989,777)	(848,070,254)	(897,419,436)
Loss from operations	(198,879,725)	(164,036,961)	(573,586,954)
Other (expenses) income, net	(80,301,141)	(52,873,716)	21,898,241
Interest income	129,857,831	284,982,128	263,052,300
Foreign exchange gain, net	—	125,893	1,233,807
(Loss) income before income taxes and share of (loss) income in equity method investments	(149,323,035)	68,197,344	(287,402,606)
Income tax expense	(3,487,038)	(1,068,958)	(15,406,551)
Share of (loss) income in equity method investments	62,395,476	(31,610,752)	(4,001,129)
Net (loss) income	(90,414,597)	35,517,634	(306,810,286)
(1)	98.0%, 98.5% and 99.4% of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024, respectively, were generated from the PRC.
(2)	Other costs include bandwidth costs and others.